UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.2%
	Common Stocks — 97.0%
	Argentina — 0.8%
112	BBVA Banco Frances S.A. (m)	202
7	BBVA Banco Frances S.A., ADR	38
34	Grupo Financiero Galicia S.A., ADR (a) (m)	165
482	Petrobras Energia Participaciones S.A., Class B (m)	527
16	Siderar SAIC, Class A (m)	134
44	Telecom Argentina S.A., ADR (a) (m)	590
232	Tenaris S.A. (m)	7,126
125	Transportadora de Gas del Sur S.A., Class B (m)	96
8	YPF S.A., Class D (m)	393

		9,271

	Australia — 3.7%
25	ABC Learning Centres Ltd. (m)	17
28	AGL Energy Ltd. (m)	354
36	Alumina Ltd. (m)	156
15	Amcor Ltd. (m)	73
105	AMP Ltd. (m)	641
10	Ansell Ltd. (m)	100
20	APN News & Media Ltd. (c)	58
25	Aristocrat Leisure Ltd. (c)	112
38	Asciano Group (m)	150
12	ASX Ltd. (m)	391
108	Australia & New Zealand
	Banking Group Ltd. (m)	1,640
62	AXA Asia Pacific Holdings Ltd. (m)	258
16	Babcock & Brown Ltd. (c)	97
28	Bendigo and Adelaide Bank Ltd. (m)	285
192	BHP Billiton Ltd. (m)	7,179
12	Billabong International Ltd. (c)	112
51	BlueScope Steel Ltd. (m)	557
42	Boral Ltd. (c)	219
53	Brambles Ltd. (m)	408
9	Caltex Australia Ltd. (c)	105
98	CFS Retail Property Trust (c)	187
25	Challenger Financial Services Group Ltd. (c)	55
37	Coca-Cola Amatil Ltd. (m)	269
4	Cochlear Ltd. (m)	160
81	Commonwealth Bank of Australia (m)	2,998
105	Commonwealth Property Office Fund (m)	133
5	Computershare Ltd. (m)	44
10	Consolidated Media Holdings Ltd. (m)	27
10	Crown Ltd. (m)	73
32	CSL Ltd. (m)	1,025
62	CSR Ltd. (m)	123
177	Dexus Property Group (m)	231
21	Downer EDI Ltd. (m)	137
84	Fairfax Media Ltd. (c)	217
84	Fortescue Metals Group Ltd. (a) (m)	676
108	Foster’s Group Ltd. (m)	503
41	Futuris Corp., Ltd. (c)	49
75	Goodman Fielder Ltd. (m)	92
65	Goodman Group (c)	154
65	GPT Group (m)	92
37	Harvey Norman Holdings Ltd. (m)	113
17	Iluka Resources Ltd. (c)	75
4	Incitec Pivot Ltd. (m)	665
64	ING Industrial Fund (c)	82
124	Insurance Australia Group Ltd. (m)	453
10	Leighton Holdings Ltd. (c)	386
1	Lend Lease Corp., Ltd. (m)	8
21	Lion Nathan Ltd. (m)	172
48	Macquarie Airports (m)	128
20	Macquarie Communications Infrastructure Group (c)	54
17	Macquarie Group Ltd. (c)	823
115	Macquarie Infrastructure Group (c)	276
129	Macquarie Office Trust (m)	110
71	Mirvac Group (m)	169
90	National Australia Bank Ltd.	2,063
22	Newcrest Mining Ltd. (m)	606
40	OneSteel Ltd. (m)	256
20	Orica Ltd. (m)	449
34	Origin Energy Ltd. (m)	500
202	Oxiana Ltd. (c)	375
36	Pacific Brands Ltd. (m)	64
39	Paladin Resources Ltd. (a) (c)	198
32	PaperlinX Ltd. (m)	57

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Australia — Continued
3		Perpetual Ltd. (c)	103
9		Qantas Airways Ltd. (m)	28
47		QBE Insurance Group Ltd. (m)	990
18		Rio Tinto Ltd. (m)	2,105
46		Santos Ltd. (m)	782
8		Sims Group Ltd. (m)	250
20		Sonic Healthcare Ltd. (m)	263
33		St. George Bank Ltd. (m)	844
63		Stockland (m)	274
73		Suncorp-Metway Ltd. (m)	907
23		TABCORP Holdings Ltd. (m)	183
76		Tatts Group Ltd. (m)	175
233		Telstra Corp., Ltd. (m)	982
38		Toll Holdings Ltd. (m)	233
24		Transurban Group (c)	115
38		Virgin Blue Holdings Ltd. (m)	28
45		Wesfarmers Ltd. (m)	1,430
96		Westfield Group (m)	1,444
109		Westpac Banking Corp. (m)	2,198
28		Woodside Petroleum Ltd. (m)	1,424
78		Woolworths Ltd. (m)	1,839
10		WorleyParsons Ltd. (m)	311

			45,147

		Austria — 1.2%
9		Andritz AG (m)	512
6		BWIN Interactive Entertainment AG (a) (c)	163
47		Erste Bank der Oesterreichischen Sparkassen AG (c)	2,992
4		Flughafen Wien AG (m)	318
68		IMMOEAST AG (a) (m)	485
41		IMMOFINANZ AG	372
4		Mayr Melnhof Karton AG (m)	366
45		OMV AG (m)	3,132
8		Raiffeisen International Bank Holding AG (m)	960
3		RHI AG (a) (c)	124
65		Telekom Austria AG (m)	1,329
14		Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,139
10		Vienna Insurance Group (m)	668
31		Voestalpine AG (m)	2,009
22		Wienerberger AG (c)	583

			15,152

		Belgium — 1.5%
17		AGFA-Gevaert N.V. (a) (m)	122
4		Bekaert S.A. (m)	628
22		Belgacom S.A. (m)	870
5		Colruyt S.A. (m)	1,282
1		Compagnie Maritime Belge S.A. (m)	41
14		Delhaize Group (m)	795
94		Dexia S.A. (c)	1,272
—	(h)	D’ieteren S.A. (m)	99
2		Euronav N.V. (m)	70
326		Fortis (m)	4,583
13		Groupe Bruxelles Lambert S.A. (c)	1,397
19		InBev N.V. (m)	1,254
23		KBC Groep N.V. (m)	2,334
7		Mobistar S.A. (c)	558
12		Nationale A Portefeuille (m)	936
1		Omega Pharma S.A. (m)	46
4		Solvay S.A., Class A (m)	445
13		UCB S.A. (c)	451
28		Umicore (m)	1,251

			18,434

		Bermuda — 0.1%
3		Golar LNG Ltd. (m)	51
44		Seadrill Ltd. (c)	1,311

			1,362

		Brazil — 0.2%
13		Centrais Eletricas Brasileiras S.A. (m)	243
20		Cia Vale do Rio Doce (m)	593
31		Petroleo Brasileiro S.A.	859
33		Unibanco - Uniao de Bancos Brasileiros S.A. (m)	427

			2,122

		Chile — 0.6%
2,501		Banco Santander Chile S.A. (m)	110
14		CAP S.A. (m)	608
29		Cia Cervecerias Unidas S.A., ADR	925

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Chile — Continued
72		Cia de Telecomunicaciones de Chile S.A., ADR	429
1,072		Distribucion y Servicio D&S S.A. (m)	399
20		Embotelladora Andina S.A., Class B, ADR (m)	374
446		Empresa Nacional de Electricidad S.A. (m)	713
5		Empresas CMPC S.A. (m)	152
45		Empresas COPEC S.A. (m)	608
123		Enersis S.A., ADR (m)	2,200
14		Lan Airlines S.A. (m)	160
15		Masisa S.A., ADR (m)	83
979		Masisa S.A. (m)	170
75		SACI Falabella (m)	314

			7,245

		China — 0.4%
165		Belle International Holdings Ltd. (m)	169
131		BYD Co., Ltd., Class H (c)	133
1,030		China Construction Bank Corp., Class H (m)	898
187		China Life Insurance Co., Ltd. (m)	704
750		Datang International Power Generation Co., Ltd., Class H (m)	441
128		Foxconn International Holdings Ltd. (a) (m)	121
314		Huaneng Power International, Inc., Class H (m)	221
739		PetroChina Co., Ltd., Class H (m)	984
116		Shui On Land Ltd. (m)	104
1,193		Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (a) (c)	165
102		Tingyi Cayman Islands Holding Corp. (m)	122
283		Yanzhou Coal Mining Co., Ltd., Class H (m)	512
503		Zhejiang Expressway Co., Ltd. (m)	346

			4,920

		Cyprus — 0.0% (g)
18		Prosafe Production Public Ltd. (a) (m)	75
18		ProSafe SE (a) (m)	156

			231

		Denmark — 1.2%
—	(h)	A P Moller - Maersk A/S (c)	2,282
3		Bang & Olufsen A/S (c)	138
3		Carlsberg A/S, Class B (m)	263
6		Coloplast A/S, Class B (c)	465
9		Danisco A/S (m)	599
54		Danske Bank A/S (m)	1,525
41		DSV A/S (m)	872
3		East Asiatic Co., Ltd. A/S (m)	211
6		FLSmidth & Co. A/S (m)	602
42		GN Store Nord (a) (c)	210
10		H Lundbeck A/S (c)	243
9		Jyske Bank A/S (a) (c)	575
3		NKT Holding A/S (c)	194
48		Novo Nordisk A/S, Class B (m)	3,039
4		Novozymes A/S, Class B (c)	339
10		Sydbank A/S (c)	359
3		Topdanmark A/S (a) (m)	372
5		TrygVesta A/S (c)	396
17		Vestas Wind Systems A/S (a) (m)	2,248
5		William Demant Holding (a) (c)	281

			15,213

		Finland — 1.0%
14		Elisa OYJ (c)	288
34		Fortum OYJ (m)	1,481
21		Kone OYJ, Class B (c)	640
9		Metso OYJ (m)	334
5		Neste Oil OYJ (m)	120
226		Nokia OYJ (m)	6,168
12		Nokia OYJ, ADR (m)	325
6		Nokian Renkaat OYJ (c)	247
7		Outokumpu OYJ (m)	171
9		Rautaruukki OYJ (m)	329
28		Sampo OYJ, Class A (c)	714
30		Stora Enso OYJ, Class R (m)	269
7		Tietoenator OYJ (c)	147
40		UPM-Kymmene OYJ (m)	627
8		Wartsila OYJ (c)	484
18		YIT OYJ (c)	306

			12,650

		France — 9.6%
24		Accor S.A. (m)	1,577

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	France — Continued
5	Aeroports de Paris (m)	468
14	Air France-KLM (c)	337
28	Air Liquide (m)	3,598
289	Alcatel-Lucent (a) (m)	1,730
16	Alstom S.A. (m)	1,813
6	Atos Origin S.A. (m)	320
179	AXA S.A. (m)	5,252
91	BNP Paribas (m)	8,930
23	Bouygues (m)	1,469
17	Cap Gemini S.A. (m)	1,086
60	Carrefour S.A. (m)	3,052
6	Casino Guichard Perrachon S.A. (m)	640
7	Christian Dior S.A. (m)	802
18	Cie de Saint-Gobain (m)	1,113
16	Cie Generale de Geophysique-Veritas (a)	609
24	Cie Generale d’Optique Essilor International S.A. (c)	1,163
8	CNP Assurances (m)	837
19	Compagnie Generale des Etablissements Michelin, Class B (m)	1,237
76	Credit Agricole S.A. (m)	1,618
8	Dassault Systemes S.A. (c)	493
16	EDF	1,415
204	France Telecom S.A. (m)	6,462
114	GDF Suez (a) (m) (c)	7,176
3	Gecina S.A. (m)	318
46	Groupe Danone (c)	3,395
8	Hermes International (c)	1,196
4	ICADE (m)	389
2	Imerys S.A. (m)	146
9	Klepierre (c)	361
17	Lafarge S.A. (c)	2,297
7	Lagardere SCA (m)	396
27	L’Oreal S.A. (m)	2,874
15	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,701
11	M6-Metropole Television (c)	248
3	Neopost S.A. (m)	263
10	PagesJaunes Groupe (c)	139
22	Pernod-Ricard S.A. (c)	1,912
15	Peugeot S.A. (c)	741
8	PPR (m)	836
13	Publicis Groupe (c)	427
17	Renault S.A.	1,396
21	Safran S.A. (c)	351
111	Sanofi-Aventis S.A.	7,815
25	Schneider Electric S.A. (m)	2,725
8	SCOR SE (m)	190
6	Societe BIC S.A. (m)	329
2	Societe Des Autoroutes Paris-Rhin-Rhone (c)	139
43	Societe Generale	4,024
13	Societe Television Francaise 1 (m)	214
9	Sodexo (m)	603
14	Technip S.A. (m)	1,207
12	Thales S.A. (m)	672
27	Thomson (a) (m)	120
205	Total S.A. (m)	15,707
7	Unibail-Rodamco (m)	1,567
7	Valeo S.A. (c)	227
6	Vallourec (m)	1,717
39	Veolia Environnement (m)	2,055
37	Vinci S.A. (m)	2,120
83	Vivendi (m)	3,474
5	Zodiac S.A. (m)	242

		117,730

	Germany — 13.5%
10	Adidas AG (m)	616
73	Allianz SE (m)	12,485
14	Altana AG (m)	227
12	Arcandor AG (a) (c)	138
156	BASF SE (m)	9,908
113	Bayer AG	9,732
38	Bayerische Motoren Werke AG	1,726
7	Beiersdorf AG (m)	456
5	Bilfinger Berger AG (m)	311
17	Celesio AG (c)	548
98	Commerzbank AG (m)	3,125
24	Continental AG (c)	2,704
132	Daimler AG (c)	7,611
81	Deutsche Bank AG (c)	7,510
33	Deutsche Boerse AG (m)	3,788

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Germany — Continued
45		Deutsche Lufthansa AG (m)	1,030
141		Deutsche Post AG (m)	3,318
9		Deutsche Postbank AG (m)	618
395		Deutsche Telekom AG (m)	6,844
5		Douglas Holding AG (c)	231
107		E.ON AG (m)	20,451
20		Fresenius Medical Care AG & Co. KGaA (m)	1,112
29		GEA Group AG (m)	952
13		Heidelberger Druckmaschinen AG (c)	247
23		Henkel AG & Co. KGaA (m)	874
10		Hochtief AG (m)	785
89		Hypo Real Estate Holding AG (c)	2,498
269		Infineon Technologies AG (a) (m)	2,018
19		IVG Immobilien AG (m)	368
28		K+S AG (m)	3,435
18		Linde AG (m)	2,441
14		MAN AG (m)	1,361
13		Merck KGaA (m)	1,574
3		Metro AG (m)	157
11		MLP AG (c)	209
27		Muenchener Rueckversicherungs AG (m)	4,459
7		Premiere AG (a) (m)	128
2		Puma AG Rudolf Dassler Sport (m)	527
22		Q-Cells AG (a) (c)	2,112
6		Rheinmetall AG (m)	353
64		RWE AG (m)	7,637
7		Salzgitter AG (m)	1,068
154		SAP AG	8,910
124		Siemens AG (m)	15,068
14		Solarworld AG (c)	634
18		Suedzucker AG (c)	313
69		ThyssenKrupp AG (m)	3,836
46		TUI AG (c)	1,047
21		Volkswagen AG (c)	6,601
10		Wacker Chemie AG (m)	1,978
5		Wincor Nixdorf AG (m)	344

			166,423

		Greece — 1.3%
2		Alpha Bank AE (m)	44
43		Coca Cola Hellenic Bottling Co. S.A. (m)	1,059
65		EFG Eurobank Ergasias S.A. (m)	1,616
1		Emporiki Bank S.A. (a) (m)	14
7		Folli - Follie S.A. (m)	182
24		Hellenic Petroleum S.A. (m)	313
52		Hellenic Telecommunications Organization S.A. (m)	1,075
22		Intracom Holdings S.A. (a) (m)	61
204		Marfin Investment Group S.A. (a) (m)	1,526
102		National Bank of Greece S.A. (m)	4,810
36		OPAP S.A.	1,305
68		Piraeus Bank S.A. (m)	2,024
30		Public Power Corp., S.A. (m)	923
17		Titan Cement Co. S.A. (m)	652
12		Viohalco (m)	107

			15,711

		Hong Kong — 1.0%
12		ASM Pacific Technology Ltd. (m)	86
39		Bank of East Asia Ltd. (m)	186
163		BOC Hong Kong Holdings Ltd. (m)	409
85		Cathay Pacific Airways Ltd. (m)	163
57		Cheung Kong Holdings Ltd. (m)	799
28		Cheung Kong Infrastructure Holdings Ltd. (c)	123
—	(h)	China Mobile Ltd., ADR (m)	32
153		China Mobile Ltd. (m)	2,050
81		CLP Holdings Ltd. (m)	666
37		Esprit Holdings Ltd. (m)	394
94		Giordano International Ltd. (c)	38
19		Hang Lung Group Ltd. (m)	84
126		Hang Lung Properties Ltd. (m)	396
47		Hang Seng Bank Ltd. (m)	923
14		Henderson Land Development Co., Ltd. (m)	87
169		Hong Kong & China Gas Co., Ltd. (m)	371
38		Hong Kong Exchanges and Clearing Ltd. (m)	554
38		HongKong Electric Holdings (m)	223
39		Hopewell Holdings (m)	139

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JULY 31, 2008 (Unaudited) (continued) (Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Hong Kong — Continued
87		Hutchison Telecommunications International Ltd. (a) (m)	114
56		Hutchison Whampoa Ltd. (m)	526
39		Hysan Development Co., Ltd. (m)	111
90		Johnson Electric Holdings Ltd. (c)	38
34		Kerry Properties Ltd. (m)	177
35		Kingboard Chemical Holdings Ltd. (m)	166
64		Lenovo Group Ltd. (m)	44
62		Li & Fung Ltd. (m)	210
45		Melco International Development (c)	28
164		Mongolia Energy Co., Ltd. (a) (c)	169
86		MTR Corp. (m)	279
82		New World Development Ltd. (m)	152
77		Noble Group Ltd. (c)	120
6		NWS Holdings Ltd. (m)	13
13		Orient Overseas International Ltd. (m)	55
115		Pacific Basin Shipping Ltd. (m)	161
247		PCCW Ltd. (m)	156
70		Shangri-La Asia Ltd. (m)	150
54		Shun Tak Holdings Ltd. (c)	42
86		Sino Land Co. (m)	171
56		Sun Hung Kai Properties Ltd. (m)	824
36		Swire Pacific Ltd., Class A (m)	384
68		Techtronic Industries Co. (m)	64
19		Television Broadcasts Ltd.	104
19		Wharf Holdings Ltd. (m)	85
12		Wing Hang Bank Ltd. (m)	154
37		Yue Yuen Industrial Holdings Ltd. (m)	94

			12,314

		Hungary — 0.7%
146		Magyar Telekom Telecommunications plc (m)	802
19		MOL Hungarian Oil and Gas Nyrt. (m)	2,565
83		OTP Bank Nyrt (a) (m)	3,838
4		Richter Gedeon Nyrt.	998

			8,203

		India — 0.5%
235		Ambuja Cements Ltd., GDR (m)	454
13		Bajaj Auto Ltd. (m)	160
13		Bajaj Finserv Ltd. (m)	133
13		Bajaj Holdings and Investment Ltd., GDR (m)	102
7		Grasim Industries Ltd., GDR (a) (m)	287
90		Hindalco Industries Ltd., GDR (a) (e)	299
11		ICICI Bank Ltd., ADR (m)	318
14		Infosys Technologies Ltd. (m)	518
119		ITC Ltd., GDR (m)	513
10		Larsen & Toubro Ltd., GDR (m)	594
23		Mahanagar Telephone Nigam, ADR (m)	111
36		Ranbaxy Laboratories Ltd., GDR (m)	418
1		Reliance Capital Ltd., GDR (a) (e) (m)	23
15		Reliance Communications Ltd., GDR (a) (e) (m)	176
8		Reliance Industries Ltd., GDR (e) (m)	779
—	(h)	Reliance Infrastructure Ltd., GDR (e) (m)	26
25		Satyam Computer Services Ltd. (m)	222
96		United Phosphorus Ltd., ADR (a)	767

			5,900

		Ireland — 0.9%
107		Allied Irish Banks plc (m)	1,329
177		Anglo Irish Bank Corp. plc (m)	1,387
138		Bank of Ireland (m)	1,155
42		C&C Group plc (m)	195
102		CRH plc (m)	2,668
—	(h)	DCC plc (m)	11
23		Elan Corp plc, ADR (a) (m)	463
45		Elan Corp plc (a) (m)	913
54		Experian plc (m)	417
16		Grafton Group plc (a) (m)	93
21		Iaws Group plc (m)	484
33		Independent News & Media plc (m)	80
51		Irish Life & Permanent plc (m)	408
18		Kerry Group plc, Class A (m)	489

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Ireland — Continued
22		Kingspan Group plc (m)	213
35		Ryanair Holdings plc (a) (m)	133

			10,438

		Israel — 0.5%
151		Bank Hapoalim BM (m)	625
123		Bank Leumi Le-Israel BM (m)	540
42		Clal Industries and Investments (m)	164
52		Israel Chemicals Ltd. (m)	960
—	(h)	Israel Corp., Ltd. (The) (a) (m)	323
3		Koor Industries Ltd. (m)	140
45		Makhteshim-Agan Industries Ltd. (m)	389
85		Migdal Insurance & Financial Holding Ltd. (m)	106
61		Teva Pharmaceutical Industries Ltd., ADR (m)	2,731
16		Teva Pharmaceutical Industries Ltd. (m)	717

			6,695

		Italy — 8.2%
23		A2A S.p.A. (m)	84
76		Alleanza Assicurazioni S.p.A. (m)	740
47		Arnoldo Mondadori Editore S.p.A. (c)	279
271		Assicurazioni Generali S.p.A. (m)	9,395
65		Atlantia S.p.A. (c)	1,737
27		Autogrill S.p.A. (c)	321
264		Banca Monte dei Paschi di Siena S.p.A. (c)	749
26		Banca Popolare di Milano Scarl (m)	261
159		Banco Popolare SC (m)	2,851
26		Benetton Group S.p.A. (c)	292
46		Bulgari S.p.A. (c)	497
77		Edison S.p.A. (m)	150
1,051		Enel S.p.A. (m)	9,709
609		ENI S.p.A. (m)	20,542
181		Fiat S.p.A.	3,089
69		Finmeccanica S.p.A. (m)	2,041
17		Fondiaria-Sai S.p.A. (m)	545
59		Gruppo Editoriale L’Espresso S.p.A. (c)	139
89		IFIL - Investments S.p.A. (m)	604
2,074		Intesa Sanpaolo S.p.A. (m)	11,569
19		Italcementi S.p.A. (c)	266
9		Lottomatica S.p.A. (c)	289
33		Luxottica Group S.p.A. (c)	811
185		Mediaset S.p.A. (c)	1,312
131		Mediobanca S.p.A. (c)	1,907
70		Mediolanum S.p.A. (c)	294
408		Parmalat S.p.A. (m)	1,010
664		Pirelli & C., S.p.A. (m)	412
37		Prysmian S.p.A. (m)	910
65		Saipem S.p.A. (m)	2,521
1,028		Seat Pagine Gialle S.p.A. (a) (c)	116
214		Snam Rete Gas S.p.A. (m)	1,418
808		Telecom Italia Media S.p.A. (a) (m)	115
1,450		Telecom Italia S.p.A. (m)	2,603
1,476		Telecom Italia S.p.A. RNC (m)	1,993
254		Terna Rete Elettrica Nazionale S.p.A. (c)	1,055
59		Tiscali S.p.A. (a) (c)	142
2,373		UniCredit S.p.A. (m)	14,168
130		Unione di Banche Italiane ScpA (m)	3,087
251		Unipol Gruppo Finanziario S.p.A. (m)	653

			100,676

		Japan — 18.2%
35		77 Bank Ltd. (The) (m)	208
7		Acom Co., Ltd. (m)	203
16		Advantest Corp. (c)	330
22		Aeon Co., Ltd. (m)	269
8		Aeon Credit Service Co., Ltd. (m)	97
8		Aiful Corp. (c)	86
30		Aioi Insurance Co., Ltd. (m)	160
19		Aisin Seiki Co., Ltd. (m)	501
38		Ajinomoto Co., Inc. (c)	386
2		Alfresa Holdings Corp. (m)	104
68		All Nippon Airways Co., Ltd. (c)	249
22		Alps Electric Co., Ltd. (m)	225
38		Amada Co., Ltd. (m)	261
3		Amano Corp. (m)	25
—	(h)	Aoyama Trading Co., Ltd. (m)	1
56		Aozora Bank Ltd. (m)	135

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Japan — Continued
5		Arrk Corp. (a) (m)	13
42		Asahi Breweries Ltd.	784
57		Asahi Glass Co., Ltd. (m)	634
125		Asahi Kasei Corp. (m)	642
14		Asics Corp. (c)	130
36		Astellas Pharma, Inc. (m)	1,543
—	(h)	Autobacs Seven Co., Ltd. (m)	1
28		Bank of Kyoto Ltd. (The) (m)	292
99		Bank of Yokohama Ltd. (The) (m)	638
5		Benesse Corp. (m)	230
37		Bridgestone Corp. (c)	598
12		Brother Industries Ltd. (m)	156
6		Canon Marketing Japan, Inc. (m)	94
105		Canon, Inc. (m)	4,817
24		Casio Computer Co., Ltd. (c)	292
—	(h)	Central Japan Railway Co. (m)	1,160
85		Chiba Bank Ltd. (The) (m)	566
61		Chubu Electric Power Co., Inc. (m)	1,459
11		Chugai Pharmaceutical Co., Ltd. (c)	180
24		Chugoku Electric Power Co., Inc. (The) (m)	509
74		Chuo Mitsui Trust Holdings, Inc. (m)	462
42		Citizen Holdings Co., Ltd. (c)	299
6		Coca-Cola West Holdings Co., Ltd. (m)	126
—	(h)	COMSYS Holdings Corp. (m)	1
16		Credit Saison Co., Ltd. (m)	341
7		CSK Holdings Corp. (c)	128
48		Dai Nippon Printing Co., Ltd. (m)	665
31		Daicel Chemical Industries Ltd. (m)	185
32		Daido Steel Co., Ltd. (m)	167
63		Daiichi Sankyo Co., Ltd. (m)	1,875
25		Daikin Industries Ltd. (c)	1,080
17		Dainippon Screen Manufacturing Co., Ltd. (c)	62
4		Daito Trust Construction Co., Ltd. (m)	162
7		Daiwa House Industry Co., Ltd. (m)	69
72		Daiwa Securities Group, Inc. (m)	628
37		Denki Kagaku Kogyo K K (m)	111
49		Denso Corp. (m)	1,265
—	(h)	Dentsu, Inc. (c)	263
68		DIC Corp. (m)	183
55		Dowa Holdings Co., Ltd. (a) (m)	364
—	(h)	East Japan Railway Co. (m)	2,402
—	(h)	Ebara Corp. (c)	1
21		Eisai Co., Ltd. (m)	742
16		Electric Power Development Co., Ltd. (m)	624
11		Elpida Memory, Inc. (a) (c)	310
4		FamilyMart Co., Ltd. (m)	195
16		Fanuc Ltd. (m)	1,266
5		Fast Retailing Co., Ltd. (c)	540
56		Fuji Electric Holdings Co., Ltd. (c)	155
33		Fuji Heavy Industries Ltd. (m)	177
—	(h)	Fuji Television Network, Inc. (m)	116
33		FUJIFILM Holdings Corp. (m)	1,031
1		Fujikura Ltd. (m)	3
153		Fujitsu Ltd. (m)	1,108
65		Fukuoka Financial Group, Inc. (m)	270
63		Furukawa Electric Co., Ltd. (m)	307
44		Gunma Bank Ltd. (The) (m)	271
—	(h)	Gunze Ltd. (m)	2
—	(h)	H2O Retailing Corp. (m)	3
40		Hachijuni Bank Ltd. (The) (m)	257
2		Hakuhodo DY Holdings, Inc. (m)	109
121		Hankyu Hanshin Holdings, Inc. (m)	548
113		Haseko Corp. (m)	123
3		Hikari Tsushin, Inc. (c)	76
27		Hino Motors Ltd. (m)	142
3		Hirose Electric Co., Ltd. (m)	299
51		Hiroshima Bank Ltd. (The) (m)	209
2		Hitachi Capital Corp. (m)	28
10		Hitachi Chemical Co., Ltd. (m)	189
13		Hitachi Construction Machinery Co., Ltd. (m)	346
5		Hitachi High-Technologies Corp. (m)	101
314		Hitachi Ltd. (m)	2,266

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Japan — Continued
3		Hokkaido Electric Power Co., Inc. (m)	55
117		Hokuhoku Financial Group, Inc. (m)	300
9		Hokuriku Electric Power Co. (m)	210
151		Honda Motor Co., Ltd. (m)	4,833
—	(h)	House Foods Corp. (c)	1
38		HOYA Corp. (m)	784
13		Ibiden Co., Ltd. (m)	396
3		Idemitsu Kosan Co., Ltd. (m)	218
128		IHI Corp. (m)	246
—	(h)	Index Holdings (m)	11
—	(h)	Inpex Holdings, Inc. (m)	840
31		Isetan Mitsukoshi Holdings Ltd. (a) (c)	362
84		Isuzu Motors Ltd. (m)	361
3		IT Holdings Corp. (a) (m)	55
7		Ito En Ltd. (c)	105
126		ITOCHU Corp. (m)	1,253
2		Itochu Techno-Solutions Corp. (m)	69
28		J. Front Retailing Co., Ltd. (m)	153
3		Jafco Co., Ltd. (c)	104
86		Japan Airlines Corp. (a) (c)	175
4		Japan Petroleum Exploration Co. (m)	254
—	(h)	Japan Prime Realty Investment Corp. (m)	246
—	(h)	Japan Real Estate Investment Corp. (m)	297
—	(h)	Japan Retail Fund Investment Corp. (m)	193
20		Japan Steel Works Ltd. (The) (m)	359
—	(h)	Japan Tobacco, Inc. (m)	1,524
48		JFE Holdings, Inc. (m)	2,320
20		JGC Corp. (m)	402
30		Joyo Bank Ltd. (The) (c)	141
30		JS Group Corp. (m)	433
18		JSR Corp. (m)	315
23		JTEKT Corp. (m)	342
—	(h)	Jupiter Telecommunications Co., Ltd. (m)	260
87		Kajima Corp. (c)	282
31		Kamigumi Co., Ltd. (m)	231
27		Kaneka Corp. (m)	166
62		Kansai Electric Power Co., Inc. (The) (m)	1,440
26		Kansai Paint Co., Ltd. (m)	181
50		Kao Corp. (m)	1,302
126		Kawasaki Heavy Industries Ltd. (m)	326
54		Kawasaki Kisen Kaisha Ltd. (m)	429
—	(h)	KDDI Corp. (m)	1,312
46		Keihin Electric Express Railway Co., Ltd. (c)	295
56		Keio Corp. (c)	301
34		Keisei Electric Railway Co., Ltd. (m)	186
4		Keyence Corp. (m)	918
13		Kikkoman Corp. (m)	158
11		Kinden Corp. (m)	113
222		Kintetsu Corp. (c)	670
60		Kirin Holdings Co., Ltd. (m)	913
282		Kobe Steel Ltd. (m)	797
87		Komatsu Ltd. (m)	2,162
—	(h)	Komori Corp. (m)	1
11		Konami Corp. (m)	363
52		Konica Minolta Holdings, Inc. (m)	862
43		Kubota Corp. (m)	275
35		Kuraray Co., Ltd. (m)	381
12		Kurita Water Industries Ltd. (m)	366
14		Kyocera Corp. (m)	1,237
19		Kyowa Hakko Kogyo Co., Ltd. (m)	208
40		Kyushu Electric Power Co., Inc. (m)	836
8		Lawson, Inc. (m)	434
13		Leopalace21 Corp. (m)	168
3		Mabuchi Motor Co., Ltd. (m)	135
12		Makita Corp. (m)	406
108		Marubeni Corp. (m)	786
32		Marui Group Co., Ltd. (c)	250
167		Matsushita Electric Industrial Co., Ltd. (m)	3,516
36		Matsushita Electric Works Ltd. (m)	319
36		Mazda Motor Corp. (m)	208
16		Mediceo Paltac Holdings Co., Ltd. (m)	262

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Japan — Continued
23		Meiji Dairies Corp. (c)	118
—	(h)	Meiji Seika Kaisha Ltd. (c)	—	(h)
45		Minebea Co., Ltd. (m)	238
69		Mitsubishi Chemical Holdings Corp. (m)	412
115		Mitsubishi Corp. (m)	3,364
156		Mitsubishi Electric Corp. (m)	1,534
106		Mitsubishi Estate Co., Ltd. (m)	2,561
39		Mitsubishi Gas Chemical Co., Inc. (m)	257
282		Mitsubishi Heavy Industries Ltd. (m)	1,245
13		Mitsubishi Logistics Corp. (m)	153
123		Mitsubishi Materials Corp. (m)	483
205		Mitsubishi Motors Corp. (a) (c)	338
55		Mitsubishi Rayon Co., Ltd. (c)	167
24		Mitsubishi Tanabe Pharma Corp. (m)	313
968		Mitsubishi UFJ Financial Group, Inc. (m)	8,548
6		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	271
159		Mitsui & Co., Ltd. (m)	3,263
59		Mitsui Chemicals, Inc. (c)	284
122		Mitsui Engineering & Shipbuilding Co., Ltd. (c)	371
72		Mitsui Fudosan Co., Ltd. (m)	1,623
71		Mitsui Mining & Smelting Co., Ltd. (m)	215
102		Mitsui OSK Lines Ltd. (m)	1,322
32		Mitsui Sumitomo Insurance Group Holdings, Inc. (a) (m)	1,067
10		Mitsumi Electric Co., Ltd. (m)	198
1		Mizuho Financial Group, Inc. (m)	4,089
344		Mizuho Trust & Banking Co., Ltd. (c)	532
13		Murata Manufacturing Co., Ltd. (m)	531
23		Namco Bandai Holdings, Inc. (m)	279
166		NEC Corp. (a) (m)	908
3		NEC Electronics Corp. (a) (c)	86
—	(h)	NET One Systems Co., Ltd. (c)	63
31		NGK Insulators Ltd. (m)	446
18		NGK Spark Plug Co., Ltd. (c)	208
24		NHK Spring Co., Ltd. (m)	169
1		Nichirei Corp. (m)	3
5		Nidec Corp. (m)	322
20		Nikon Corp. (c)	581
9		Nintendo Co., Ltd. (m)	4,433
—	(h)	Nippon Building Fund, Inc. (m)	508
39		Nippon Electric Glass Co., Ltd. (m)	574
84		Nippon Express Co., Ltd. (m)	382
15		Nippon Meat Packers, Inc. (m)	241
55		Nippon Mining Holdings, Inc. (m)	334
86		Nippon Oil Corp. (m)	543
—	(h)	Nippon Paper Group, Inc. (m)	296
55		Nippon Sheet Glass Co., Ltd. (c)	224
1		Nippon Shokubai Co., Ltd. (m)	6
465		Nippon Steel Corp. (m)	2,648
1		Nippon Telegraph & Telephone Corp. (m)	2,738
94		Nippon Yusen KK (m)	804
44		Nipponkoa Insurance Co., Ltd. (m)	353
—	(h)	Nishimatsu Construction Co., Ltd. (m)	—	(h)
77		Nishi-Nippon City Bank Ltd. (The) (m)	223
14		Nissan Chemical Industries Ltd. (m)	166
218		Nissan Motor Co., Ltd. (m)	1,679
28		Nisshin Seifun Group, Inc. (m)	377
80		Nisshin Steel Co., Ltd. (m)	248
16		Nisshinbo Industries, Inc. (c)	190
10		Nissin Food Products Co., Ltd. (c)	337
3		Nitori Co., Ltd. (m)	177
13		Nitto Denko Corp. (m)	374
11		NOK Corp. (m)	161
161		Nomura Holdings, Inc. (m)	2,325
8		Nomura Real Estate Holdings, Inc. (c)	164
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	149
14		Nomura Research Institute Ltd. (m)	313
45		NSK Ltd. (m)	373
38		NTN Corp. (m)	235

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Japan — Continued
—	(h)	NTT Data Corp. (m)	330
2		NTT DoCoMo, Inc. (m)	2,587
—	(h)	NTT Urban Development Corp. (m)	138
71		Obayashi Corp. (m)	307
—	(h)	Obic Co., Ltd. (m)	76
12		Odakyu Electric Railway Co., Ltd. (c)	83
41		OJI Paper Co., Ltd. (m)	208
—	(h)	Oki Electric Industry Co., Ltd. (a) (m)	—	(h)
13		OKUMA Corp. (c)	114
—	(h)	Okumura Corp. (c)	1
24		Olympus Corp. (c)	791
23		Omron Corp. (m)	411
7		Ono Pharmaceutical Co., Ltd. (m)	358
21		Onward Holdings Co., Ltd. (m)	228
4		Oracle Corp. Japan (c)	186
6		Oriental Land Co., Ltd. (c)	392
7		ORIX Corp. (m)	998
210		Osaka Gas Co., Ltd. (c)	758
2		OSAKA Titanium Technologies Co. (c)	85
1		Otsuka Corp. (m)	92
8		Park24 Co., Ltd. (c)	45
17		Pioneer Corp. (m)	133
8		Promise Co., Ltd. (m)	214
1		Rakuten, Inc. (c)	389
—	(h)	Resona Holdings, Inc. (c)	355
55		Ricoh Co., Ltd. (m)	895
1		Rohm Co., Ltd. (m)	63
—	(h)	Ryohin Keikaku Co., Ltd. (m)	—	(h)
7		Sankyo Co., Ltd. (m)	436
9		Santen Pharmaceutical Co., Ltd. (m)	243
175		Sanyo Electric Co., Ltd. (a) (m)	390
—	(h)	Sapporo Hokuyo Holdings, Inc. (m)	187
37		Sapporo Holdings Ltd. (c)	266
1		SBI Holdings, Inc. (c)	344
21		Secom Co., Ltd. (m)	984
18		Sega Sammy Holdings, Inc. (c)	170
13		Seiko Epson Corp. (m)	339
1		Seino Holdings Corp. (m)	4
55		Sekisui Chemical Co., Ltd. (m)	348
56		Sekisui House Ltd. (c)	529
73		Seven & I Holdings Co., Ltd. (m)	2,217
1		SFCG Co., Ltd. (c)	62
93		Sharp Corp. (m)	1,293
34		Shikoku Electric Power Co., Inc. (m)	900
—	(h)	Shimachu Co., Ltd. (m)	2
—	(h)	Shimamura Co., Ltd. (m)	4
9		Shimano, Inc. (m)	422
69		Shimizu Corp. (c)	275
35		Shin-Etsu Chemical Co., Ltd. (m)	2,161
6		Shinko Electric Industries Co., Ltd. (c)	77
59		Shinko Securities Co., Ltd. (m)	193
27		Shinsei Bank Ltd. (m)	94
30		Shionogi & Co., Ltd. (m)	589
38		Shiseido Co., Ltd. (m)	837
62		Shizuoka Bank Ltd. (The) (m)	667
48		Showa Denko KK (m)	123
15		Showa Shell Sekiyu KK (m)	167
7		SMC Corp. (m)	678
70		Softbank Corp. (c)	1,279
142		Sojitz Corp. (m)	436
93		Sompo Japan Insurance, Inc. (m)	922
88		Sony Corp. (m)	3,323
—	(h)	Sony Financial Holdings, Inc. (m)	478
14		Stanley Electric Co., Ltd. (m)	291
12		Sumco Corp. (c)	277
23		Sumitomo Bakelite Co., Ltd. (c)	119
116		Sumitomo Chemical Co., Ltd. (m)	764
90		Sumitomo Corp. (m)	1,212
74		Sumitomo Electric Industries Ltd. (m)	905
36		Sumitomo Heavy Industries Ltd. (m)	224
347		Sumitomo Metal Industries Ltd. (m)	1,671
47		Sumitomo Metal Mining Co., Ltd. (m)	602
1		Sumitomo Mitsui Financial Group, Inc. (m)	4,671

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Japan — Continued
—	(h)	Sumitomo Osaka Cement Co., Ltd. (m)	—	(h)
48		Sumitomo Realty & Development Co., Ltd. (c)	994
13		Sumitomo Rubber Industries, Inc. (m)	104
149		Sumitomo Trust & Banking Co., Ltd. (The) (m)	1,029
20		Suruga Bank Ltd. (m)	247
9		Suzuken Co., Ltd. (m)	313
36		Suzuki Motor Corp. (c)	786
17		T&D Holdings, Inc. (m)	1,059
148		Taiheiyo Cement Corp. (m)	294
108		Taisei Corp. (m)	263
15		Taisho Pharmaceutical Co., Ltd. (m)	308
21		Taiyo Nippon Sanso Corp. (m)	174
1		Takara Holdings, Inc. (m)	5
12		Takashimaya Co., Ltd. (c)	102
70		Takeda Pharmaceutical Co., Ltd. (m)	3,721
12		Takefuji Corp. (c)	166
5		TDK Corp. (m)	313
86		Teijin Ltd. (m)	259
17		Terumo Corp. (m)	876
14		THK Co., Ltd. (m)	257
89		Tobu Railway Co., Ltd. (m)	407
16		Toho Co., Ltd. (c)	332
3		Toho Titanium Co., Ltd. (c)	46
44		Tohoku Electric Power Co., Inc. (c)	973
6		Tokai Rika Co., Ltd. (m)	97
62		Tokio Marine Holdings, Inc. (m)	2,330
25		Tokuyama Corp. (c)	157
3		Tokyo Broadcasting System, Inc. (m)	59
127		Tokyo Electric Power Co., Inc. (The) (m)	3,503
12		Tokyo Electron Ltd. (m)	691
194		Tokyo Gas Co., Ltd. (m)	781
11		Tokyo Steel Manufacturing Co., Ltd. (c)	125
3		Tokyo Style Co., Ltd. (m)	30
32		Tokyo Tatemono Co., Ltd. (m)	157
114		Tokyu Corp. (m)	628
65		Tokyu Land Corp. (m)	323
38		TonenGeneral Sekiyu KK (c)	322
57		Toppan Printing Co., Ltd. (m)	594
132		Toray Industries, Inc. (c)	661
282		Toshiba Corp. (m)	1,829
40		Tosoh Corp. (m)	172
29		TOTO Ltd. (c)	213
15		Toyo Seikan Kaisha Ltd. (m)	266
7		Toyo Suisan Kaisha Ltd. (m)	176
48		Toyobo Co., Ltd. (m)	95
7		Toyoda Gosei Co., Ltd. (m)	180
13		Toyota Boshoku Corp. (m)	281
1		Toyota Industries Corp. (m)	35
238		Toyota Motor Corp. (m)	10,247
24		Toyota Tsusho Corp. (m)	470
12		Trend Micro, Inc. (m)	418
120		Ube Industries Ltd. (m)	432
4		Unicharm Corp. (c)	264
5		Uniden Corp. (c)	23
13		UNY Co., Ltd. (c)	135
17		Ushio, Inc. (m)	255
1		USS Co., Ltd. (m)	100
—	(h)	Wacoal Holdings Corp. (c)	1
—	(h)	West Japan Railway Co. (m)	237
1		Yahoo! Japan Corp. (m)	557
13		Yakult Honsha Co., Ltd. (c)	374
10		Yamada Denki Co., Ltd. (m)	661
16		Yamaha Corp. (c)	325
19		Yamaha Motor Co., Ltd. (m)	314
38		Yamato Holdings Co., Ltd. (m)	468
8		Yamazaki Baking Co., Ltd. (c)	88
17		Yaskawa Electric Corp. (m)	143
22		Yokogawa Electric Corp. (m)	186

			224,422

		Luxembourg — 0.6%
75		ArcelorMittal (m)	6,610
5		Millicom International Cellular S.A. (m)	388

			6,998

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Mexico — 0.6%
26		Alfa S.A.B. de C.V., Class A (m)	168
143		America Movil S.A.B. de C.V., Series L, (m)	361
796		America Movil S.A.B. de C.V.	2,011
326		Cemex S.A.B. de C.V.	693
37		Controladora Comercial Mexicana S.A.B. de C.V. (m)	111
129		Fomento Economico Mexicano S.A.B. de C.V. (m)	587
24		Grupo Carso S.A.B. de C.V., Class A1 (c)	107
215		Grupo Mexico S.A.B. de C.V., Class B (m)	384
50		Grupo Modelo S.A.B. de C.V., Class C (m)	263
163		Grupo Televisa S.A. (m)	731
65		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	279
268		Telefonos de Mexico S.A.B. de C.V., Class A (m)	333
112		Telefonos de Mexico S.A.B. de C.V., Class L (m)	142
268		Telmex Internacional S.A.B de C.V., Class A (a) (m)	180
112		Telmex International S.A.B de C.V., Class L (a) (m)	77
178		Wal-Mart de Mexico S.A.B. de C.V., Series V, (c)	726

			7,153

		Netherlands — 4.2%
144		Aegon N.V. (m)	1,685
48		Akzo Nobel N.V. (m)	2,731
45		ASML Holdings N.V. (a) (m)	1,042
6		Corio N.V. (m)	433
35		European Aeronautic Defence and Space Co., N.V. (c)	664
8		Fugro N.V. CVA (m)	597
37		Heineken Holding N.V. (m)	1,595
22		Heineken N.V. (m)	1,017
237		ING Groep N.V. CVA (m)	7,738
33		James Hardie Industries N.V. (c)	143
120		Koninklijke Ahold N.V. (m)	1,361
13		Koninklijke DSM N.V. (c)	786
297		Koninklijke KPN N.V. (c)	5,177
154		Koninklijke Philips Electronics N.V.	5,140
—	(h)	OCE N.V. (c)	3
24		Qiagen N.V. (a) (c)	450
9		Randstad Holding N.V. (m)	245
38		Reed Elsevier N.V. (c)	635
154		Royal Dutch Shell plc, Class B (m)	5,415
195		Royal Dutch Shell plc, Class A (m)	6,917
13		SBM Offshore N.V. (m)	297
27		TNT N.V. (c)	959
187		Unilever N.V. CVA (m)	5,148
1		Wereldhave N.V. (m)	123
33		Wolters Kluwer N.V. (m)	774

			51,075

		New Zealand — 0.5%
455		Auckland International Airport Ltd. (m)	679
152		Contact Energy Ltd. (c)	934
8		Fisher & Paykel Appliances Holdings Ltd. (m)	11
2		Fisher & Paykel Healthcare Corp., Ltd. (m)	4
246		Fletcher Building Ltd. (m)	1,145
108		Kiwi Income Property Trust (c)	90
265		Sky City Entertainment Group Ltd. (m)	668
10		Sky Network Television Ltd. (m)	33
927		Telecom Corp. of New Zealand Ltd. (c)	2,574
95		Vector Ltd. (m)	152

			6,290

		Norway — 1.3%
1		Aker ASA, Class A (m)	31
18		Aker Solutions ASA (m)	431
107		DnB NOR ASA (m)	1,366
4		Frontline Ltd. (c)	234
16		Hafslund ASA, Class A (m)	317
2		Norsk Hydro ASA (m)	24
26		Norske Skogindustrier ASA (a) (c)	106
157		Orkla ASA (m)	1,984
29		Petroleum Geo-Services ASA (a) (m)	677
32		Renewable Energy Corp. A.S. (a) (m)	915
7		Schibsted ASA (c)	197

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Norway — Continued
174	StatoilHydro ASA (m)	5,651
46	Storebrand ASA (m)	321
9	Tandberg ASA (c)	161
139	Telenor ASA (m)	2,089
19	TGS Nopec Geophysical Co. ASA (a) (c)	237
38	Tomra Systems ASA (m)	266
17	Yara International ASA (m)	1,191

		16,198

	Philippines — 0.5%
60	Ayala Corp. (m)	399
2,473	Ayala Land, Inc. (m)	544
110	Banco de Oro Unibank, Inc. (m)	102
870	Bank of the Philippine Islands (m)	790
2,589	Filinvest Land, Inc. (m)	46
54	First Philippine Holdings Corp. (m)	37
10	Globe Telecom, Inc. (m)	250
236	Manila Electric Co. (m)	315
1,740	Petron Corp. (m)	239
24	Philippine Long Distance Telephone Co. (m)	1,346
2,078	PNOC Energy Development Corp. (m)	227
252	San Miguel Corp., Class B (m)	248
6,707	SM Prime Holdings, Inc. (m)	1,100

		5,643

	Portugal — 0.8%
74	Banco BPI S.A., Class G (c)	278
1,057	Banco Comercial Portugues S.A., Class R (c)	1,879
60	Banco Espirito Santo S.A. (m)	904
26	BRISA (c)	269
81	Cimpor Cimentos de Portugal SGPS S.A. (c)	534
529	Energias de Portugal S.A. (m)	2,895
91	Jeronimo Martins SGPS S.A. (m)	740
192	Portugal Telecom SGPS S.A. (m)	2,102
206	Sonae SGPS S.A. (c)	218
50	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (c)	489

		10,308

	Singapore — 0.7%
48	Allgreen Properties Ltd. (m)	32
68	Ascendas REIT (m)	112
65	CapitaCommercial Trust (m)	91
102	CapitaLand Ltd. (m)	421
69	CapitaMall Trust (m)	150
68	Chartered Semiconductor Manufacturing Ltd. (a) (c)	30
33	City Developments Ltd. (m)	275
133	ComfortDelgro Corp., Ltd. (m)	151
53	Cosco Corp. Singapore Ltd. (m)	117
61	DBS Group Holdings Ltd. (m)	848
56	Fraser and Neave Ltd. (c)	180
379	Golden Agri-Resources Ltd. (m)	196
7	Haw Par Corp., Ltd. (m)	36
10	Jardine Cycle & Carriage Ltd. (m)	128
74	Keppel Corp., Ltd. (m)	572
24	Keppel Land Ltd. (c)	85
30	Neptune Orient Lines Ltd. (m)	61
41	Olam International Ltd. (m)	67
114	Oversea-Chinese Banking Corp. (m)	699
41	Parkway Holdings Ltd. (m)	60
59	SembCorp Industries Ltd. (m)	193
56	SembCorp Marine Ltd. (m)	170
35	Singapore Airlines Ltd. (m)	386
54	Singapore Exchange Ltd. (m)	265
9	Singapore Land Ltd. (m)	42
13	Singapore Petroleum Co., Ltd. (m)	60
97	Singapore Post Ltd. (m)	73
21	Singapore Press Holdings Ltd. (m)	62
90	Singapore Technologies Engineering Ltd. (m)	182
541	Singapore Telecommunications Ltd. (m)	1,407
46	SMRT Corp., Ltd. (m)	60
55	STATS ChipPAC Ltd. (a) (m)	40
68	Suntec Real Estate Investment Trust (m)	77
67	United Overseas Bank Ltd. (m)	944
35	UOL Group Ltd. (m)	86
16	Venture Corp., Ltd. (m)	129

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Singapore — Continued
83	Wilmar International Ltd. (m)	265
33	Wing Tai Holdings Ltd. (m)	39

		8,791

	South Africa — 0.6%
3	Anglo Platinum Ltd. (m)	388
6	AngloGold Ashanti Ltd. (m)	202
12	ArcelorMittal South Africa Ltd. (m)	307
13	Barloworld Ltd. (m)	117
12	Bidvest Group Ltd. (m)	162
9	Discovery Holdings Ltd. (m)	25
153	FirstRand Ltd. (m)	345
13	Freeworld Coatings Ltd. (m)	13
27	Gold Fields Ltd. (m)	321
23	Impala Platinum Holdings Ltd. (m)	748
9	Mondi Ltd.	53
59	MTN Group Ltd. (m)	1,013
14	Naspers Ltd., Class N (m)	346
14	Nedbank Group Ltd. (c)	201
24	Pretoria Portland Cement Co., Ltd. (m)	110
110	Sanlam Ltd. (m)	263
14	Sappi Ltd. (m)	151
24	Sasol Ltd. (m)	1,262
48	Shoprite Holdings Ltd. (c)	275
56	Standard Bank Group Ltd. (m)	682
17	Telkom S.A. Ltd. (m)	318
8	Tiger Brands Ltd. (m)	152

		7,454

	South Korea — 0.6%
2	Cheil Worldwide, Inc. (m)	543
4	Daelim Industrial Co. (m)	366
10	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	419
10	Daishin Securities Co., Ltd. (m)	194
8	Hyundai Mobis (m)	657
6	LG Chem Ltd. (m)	599
6	LG Electronics, Inc. (m)	656
3	POSCO (m)	1,383
1	Samsung Electronics Co., Ltd. (m)	775
5	Samsung Fire & Marine Insurance Co., Ltd. (m)	917
1	Shinsegae Co., Ltd. (m)	402
1	SK Telecom Co., Ltd. (m)	223

		7,134

	Spain — 5.8%
28	Abertis Infraestructuras S.A. (m)	590
3	Acciona S.A. (m)	562
34	Acerinox S.A. (c)	676
38	ACS Actividades de Construccion y Servicios S.A. (c)	1,879
8	Antena 3 de Television S.A. (c)	65
530	Banco Bilbao Vizcaya Argentaria S.A. (m)	9,741
95	Banco de Sabadell S.A. (c)	769
128	Banco Popular Espanol S.A. (c)	1,392
917	Banco Santander S.A. (m)	17,849
34	Bankinter S.A. (c)	325
36	Cintra Concesiones de Infraestructuras de Transporte S.A. (c)	404
17	Ebro Puleva S.A. (c)	300
12	Endesa S.A. (c)	529
4	Fomento de Construcciones y Contratas S.A. (c)	194
26	Gamesa Corp. Tecnologica S.A. (m)	1,238
9	Gas Natural SDG S.A. (m)	452
22	Gestevision Telecinco S.A. (c)	293
10	Grupo Ferrovial S.A. (c)	508
584	Iberdrola S.A. (m)	7,938
51	Iberia Lineas Aereas de Espana (c)	153
31	Inditex S.A. (c)	1,477
21	Indra Sistemas S.A. (m)	552
65	Mapfre S.A. (m)	325
23	NH Hoteles S.A. (c)	266
4	Promotora de Informaciones S.A. (c)	34
17	Red Electrica de Espana (m)	1,014
109	Repsol YPF S.A. (c)	3,647
16	Sacyr Vallehermoso S.A. (c)	314
2	Sociedad General de Aguas de Barcelona S.A., Class A	77
624	Telefonica S.A. (m)	16,183

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Spain — Continued
2		Telefonica S.A., ADR (m)	174
60		Union Fenosa S.A. (m)	1,615
14		Zardoya Otis S.A. (c)	294
18		Zeltia S.A. (c)	103

			71,932

		Sweden — 1.8%
45		Alfa Laval AB (c)	696
20		Assa Abloy AB, Class B (c)	278
49		Atlas Copco AB, Class A (m)	754
20		Boliden AB (m)	120
10		D. Carnegie AB (c)	130
23		Electrolux AB, Class B (c)	275
1		Elekta AB, Class B (m)	21
13		Eniro AB (c)	51
2		Getinge AB, Class B (m)	47
28		Hennes & Mauritz AB, Class B (c)	1,518
12		Hoganas AB, Class B (m)	224
4		Holmen AB, Class B (c)	116
23		Husqvarna AB, Class B (c)	189
7		Husqvarna AB, Class A (c)	57
41		Investor AB, Class B (m)	890
28		Kungsleden AB (c)	198
3		Modern Times Group AB, Class B (m)	152
35		Niscayah Group AB (c)	64
184		Nordea Bank AB (m)	2,610
72		Sandvik AB (m)	942
3		Scania AB, Class B (m)	45
35		Securitas AB, Class B (m)	408
35		Securitas Direct AB, Class B (a) (m)	170
30		Skandinaviska Enskilda Banken AB, Class A (m)	605
27		Skanska AB, Class B (m)	346
29		SKF AB, Class B (m)	497
10		Ssab Svenskt Stal AB, Class B (m)	252
6		Ssab Svenskt Stal AB, Class A (m)	155
59		Svenska Cellulosa AB, Class B (m)	663
75		Svenska Handelsbanken AB, Class A (c)	1,889
30		Swedbank AB, Class A (c)	616
12		Swedish Match AB (m)	235
16		Tele2 AB, Class B (m)	271
381		Telefonaktiebolaget LM Ericsson, Class B	4,000
191		TeliaSonera AB (m)	1,456
8		Trelleborg AB, Class B (m)	142
22		Volvo AB, Class A (m)	259
97		Volvo AB, Class B (m)	1,164

			22,505

		Switzerland — 2.1%
53		ABB Ltd. (a) (m)	1,382
7		Adecco S.A. (m)	308
3		Clariant AG (a) (c)	28
17		Compagnie Financiere Richemont AG, Class A (m)	1,015
37		Credit Suisse Group AG (m)	1,859
—	(h)	Givaudan S.A. (m)	159
10		Holcim Ltd. (m)	700
1		Kudelski S.A. (c)	15
—	(h)	Kuoni Reisen Holding AG (m)	15
3		Logitech International S.A. (a) (m)	86
2		Lonza Group AG (m)	310
1		Micronas Semiconductor Holding AG (a) (m)	4
83		Nestle S.A. (m)	3,657
1		Nobel Biocare Holding AG	42
69		Novartis AG (m)	4,101
—	(h)	OC Oerlikon Corp. AG (a) (m)	77
22		Roche Holding AG (m)	4,164
—	(h)	SGS S.A. (m)	88
—	(h)	Sonova Holding AG (m)	9
93		STMicroelectronics N.V. (m)	1,026
—	(h)	Sulzer AG (m)	51
1		Swatch Group AG (m)	32
13		Swiss Reinsurance (m)	786
1		Swisscom AG (m)	326
3		Syngenta AG (m)	1,016
59		UBS AG (a) (m)	1,140
39		Xstrata plc (m)	2,785
4		Zurich Financial Services AG (m)	1,181

			26,362

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Taiwan — 0.6%
385		Asustek Computer, Inc. (m)	1,002
202		Cathay Financial Holding Co., Ltd. (m)	388
179		Chi Mei Optoelectronics Corp. (m)	150
377		China Steel Corp. (m)	538
408		Far Eastern Textile Co., Ltd. (m)	520
180		HON HAI Precision Industry Co., Ltd. (m)	868
525		Quanta Computer, Inc. (m)	745
1,311		Taishin Financial Holdings Co., Ltd. (m)	473
473		Taiwan Mobile Co., Ltd. (m)	851
589		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,065
321		United Microelectronics Corp. (a) (m)	148

			6,748

		Thailand — 0.5%
252		Advanced Info Service pcl (m)	644
396		Bangkok Bank pcl, Class F (m)	1,306
152		Electricity Generating pcl (m)	377
11		Hana Microelectronics pcl (m)	6
347		Kasikornbank pcl (m)	690
750		Krung Thai Bank pcl (m)	189
258		Nation Multimedia Group pcl (a) (m)	54
150		PTT Exploration & Production pcl (m)	670
110		PTT pcl - Foreign Shares (m)	826
137		Siam Cement pcl (m)	698
296		Siam Commercial Bank pcl, Foreign Shares (m)	662
183		Thai Airways International pcl (m)	84

			6,206

		Turkey — 0.5%
128		Akbank TAS (m)	708
44		Akcansa Cimento AS (m)	178
64		Aksigorta AS (m)	283
45		Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	500
40		Arcelik (m)	154
124		Eregli Demir ve Celik Fabrikalari TAS (m)	1,017
18		Ford Otomotiv Sanayi AS (m)	153
25		Migros Turk TAS (m)	432
—	(h)	Trakya Cam Sanayi AS (a) (m)	—	(h)
20		Tupras Turkiye Petrol Rafine (m)	542
92		Turkcell Iletisim Hizmet AS (m)	704
166		Turkiye Garanti Bankasi AS (a) (m)	552
205		Turkiye Is Bankasi, Class C (m)	945
133		Yapi ve Kredi Bankasi AS (a) (m)	302

			6,470

		United Kingdom — 10.2%
19		3i Group plc (m)	335
34		Acergy S.A. (c)	563
34		Aegis Group plc (m)	73
3		Alliance & Leicester plc (m)	20
20		AMEC plc (m)	341
76		Anglo American plc (m)	4,330
43		Antofagasta plc (m)	488
36		Associated British Foods plc (m)	514
87		AstraZeneca plc (m)	4,222
141		Aviva plc (m)	1,396
185		BAE Systems plc (m)	1,640
24		Balfour Beatty plc (m)	191
470		Barclays plc (m)	3,191
6		Bellway plc (m)	56
6		Berkeley Group Holdings plc (a) (m)	81
189		BG Group plc (m)	4,272
121		BHP Billiton plc (m)	4,019
1,012		BP plc (m)	10,382
28		British Airways plc (c)	142
91		British American Tobacco plc	3,280
57		British Energy Group plc (m)	813
25		British Land Co. plc (m)	349
60		British Sky Broadcasting Group plc (m)	535
495		BT Group plc (m)	1,674
8		Bunzl plc (m)	102
21		Burberry Group plc (m)	189
132		Cable & Wireless plc (m)	429
69		Cadbury plc (m)	814

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	United Kingdom — Continued
9	Cairn Energy plc (a) (m)	468
19	Capita Group plc (The) (m)	263
8	Carnival plc (m)	280
19	Carphone Warehouse Group plc (c)	69
202	Centrica plc (m)	1,256
56	Cobham plc (m)	223
99	Compass Group plc (m)	711
14	Daily Mail & General Trust, Class A (m)	88
131	Diageo plc (m)	2,282
27	Enterprise Inns plc (m)	168
21	Eurasian Natural Resources Corp. (a) (m)	430
22	Firstgroup plc (m)	221
263	Friends Provident plc (m)	435
64	G4S plc	242
34	GKN plc (m)	145
302	GlaxoSmithKline plc (m)	7,050
14	Hammerson plc (m)	264
65	Hays plc (m)	103
306	HBOS plc (m)	1,748
41	Home Retail Group plc (m)	176
640	HSBC Holdings plc (m)	10,592
15	ICAP plc (m)	149
18	IMI plc (m)	157
48	Imperial Tobacco Group plc (m)	1,809
19	Inchcape plc (m)	96
14	Intercontinental Hotels Group plc (m)	189
15	International Personal Finance plc (m)	90
73	International Power plc (m)	596
36	Invensys plc (a) (m)	198
16	Investec plc (m)	104
191	ITV plc (m)	160
53	J Sainsbury plc (m)	329
10	Johnson Matthey plc (m)	334
2	Kazakhmys plc (m)	60
114	Kingfisher plc (m)	265
33	Ladbrokes plc (m)	164
23	Land Securities Group plc (m)	579
295	Legal & General Group plc (m)	569
12	Liberty International plc (m)	227
4	Lighthouse Caledonia ASA (a) (m)	4
310	Lloyds TSB Group plc (m)	1,810
70	Logica plc (m)	146
8	London Stock Exchange Group plc (m)	135
14	Lonmin plc (m)	670
110	Man Group plc (m)	1,324
88	Marks & Spencer Group plc (m)	446
27	Meggitt plc (m)	104
63	Meinl European Land Ltd. (a) (m)	623
4	Metro International S.A., Class B (a) (m)	2
14	Michael Page International plc (m)	72
23	Mitchells & Butlers plc (m)	115
13	Mondi plc (m)	65
9	National Express Group plc (m)	167
138	National Grid plc (m)	1,818
12	Next plc (m)	217
261	Old Mutual plc (m)	498
42	Pearson plc 08/30/00 (m)	538
14	Persimmon plc (c)	77
7	Provident Financial plc (m)	129
138	Prudential plc (m)	1,474
13	Punch Taverns plc (m)	67
33	Reckitt Benckiser Group plc (m)	1,799
50	Reed Elsevier plc (m)	567
94	Rentokil Initial plc (m)	124
29	Rexam plc (m)	216
55	Rio Tinto plc (m)	5,713
137	Rolls-Royce Group plc (a) (m)	968
858	Royal Bank of Scotland Group plc (m)	3,558
149	RSA Insurance Group plc (m)	386
57	SABMiller plc (m)	1,183
65	Sage Group plc (m)	252
6	Schroders plc (m)	113
43	Scottish & Southern Energy plc (m)	1,187
23	Segro plc (m)	189
26	Serco Group plc (m)	209

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	United Kingdom — Continued
11	Severn Trent plc (m)	291
50	Smith & Nephew plc (m)	531
18	Smiths Group plc (m)	376
22	Stagecoach Group plc (m)	123
75	Standard Chartered plc (m)	2,276
103	Standard Life plc (m)	461
2	Stolt-Nielsen S.A. (m)	35
27	Tate & Lyle plc (m)	206
58	Taylor Wimpey plc (c)	45
456	Tesco plc (m)	3,242
32	Thomas Cook Group plc (m)	128
10	Thomson Reuters plc (m)	278
42	Tomkins plc (m)	103
25	TUI Travel plc (m)	98
38	Tullow Oil plc (m)	597
64	Unilever plc (m)	1,752
11	United Business Media Ltd. (m)	125
53	United Utilities Group plc (m)	727
69	United Utilities Group plc, Class B (a) (m)	231
5	Vedanta Resources plc (m)	195
2,869	Vodafone Group plc (m)	7,685
11	Whitbread plc (m)	235
16	William Hill plc (m)	98
137	Wm Morrison Supermarkets plc	701
34	Wolseley plc (m)	229
61	WPP Group plc (m)	576

		126,039

	Total Common Stocks (Cost $781,922)	1,193,565

	Exchange Traded Funds — 0.2%
	United States —0.2%
15	iShares MSCI Germany Index Fund (m)	426
53	iShares MSCI Pacific ex-Japan Index Fund (m)	2,284

	Total Exchange Traded Funds (Cost $3,102)	2,710

	Preferred Stocks — 1.0%
	Brazil — 0.4%
34	Aracruz Celulose S.A., Class B (m)	233
25	Banco Bradesco S.A. (m)	531
65	Banco Itau Holding Financeira S.A. (m)	1,377
15	Cia Energetica de Minas Gerais	357
29	Cia Vale do Rio Doce, Class A (m)	754
37	Petroleo Brasileiro S.A.	838
20	Tele Norte Leste Participacoes S.A. (m)	470

		4,560

	Germany — 0.6%
3	Fresenius SE (m)	266
29	Henkel AG & Co. KGaA (m)	1,164
16	Porsche Automobil Holding SE (c)	2,424
16	ProSiebenSat.1 Media AG (m)	132
7	RWE AG (c)	647
14	Volkswagen AG (m)	2,198

		6,831

	Italy — 0.0% (g)
210	Unipol Gruppo Finanziario S.p.A. (m)	421

	Japan — 0.0% (g)
2	Ito En Ltd. (m)	22

	Total Preferred Stocks (Cost $4,503)	11,834

	Total Long-Term Investments (Cost $789,527)	1,208,109

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE ($)

	Rights — 0.1%
	Brazil — 0.0%
11	Rio Bond Right, Zero Coupon,, expiring 12/31/09 (a)	—

	France — 0.1% (g)
99	Suez Environnement S.A., expiring 06/22/10 (a) (m)	711

	Japan — 0.0%
24	Dowa Mining Co., Ltd., Zero Coupon,, expiring 01/29/10	—

	Turkey — 0.0% (g)
133	Yapi ve Kredi Bankasi AS, expiring 08/01/08 (a) (m)	41

	Total Rights (Cost $–)	752

SHARES

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
11,021	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (b) (Cost $11,021)	11,021

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 9.0%
	Certificates of Deposit — 1.2%
7,000	Abbey National Treasury Services plc, VAR, 2.62%, 10/02/08	7,001
7,000	Calyon, New York, VAR, 2.15%, 03/15/10	6,999

		14,000

	Repurchase Agreements — 7.8%
20,000	Banc of America Securities LLC, 2.21%, dated 07/31/08, due 08/01/08, repurchase price $20,001, collateralized by U.S. Government Agency Mortgages	20,000
22,000	Barclays Capital, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $22,001, collateralized by U.S. Government Agency Mortgages	22,000
22,000	Citigroup Global Markets, Inc., 2.20%, dated 07/31/08, due 08/01/08, repurchase price $22,001, collateralized by U.S. Government Agency Mortgages	22,000
12,831	Credit Suisse (USA) LLC, 2.15%, dated 07/31/08, due 08/01/08, repurchase price $12,832, collateralized by U.S. Government Agency Mortgages	12,831
20,000	Merrill Lynch Securities, 2.20%, dated 07/31/08, due 08/01/08, repurchase price $20,001, collateralized by U.S. Government Agency Mortgages	20,000

		96,831

	Total Investments of Cash Collateral for Securities on Loan (Cost $110,831)	110,831

	Total Investments — 108.2% (Cost $911,379 )	1,330,713
	Liabilities in Excess of Other Assets — (8.2)%	(100,774)

	NET ASSETS — 100.0%	$1,229,939

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, July 31, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
(excluding Investments of Cash Collateral for Securities on Loan):

Industry	Percentage

Commercial Banks	16.0%
Oil, Gas & Consumable Fuels	7.7
Electric Utilities	5.5
Metals & Mining	5.2
Diversified Telecommunication Services	5.1
Insurance	4.9
Pharmaceuticals	4.8
Automobiles	3.7
Chemicals	3.5
Industrial Conglomerates	2.3
Machinery	1.9
Diversified Financial Services	1.9
Multi-Utilities	1.8
Food Products	1.8
Wireless Telecommunication Services	1.8
Food & Staples Retailing	1.7
Capital Markets	1.7
Electrical Equipment	1.5
Beverages	1.4
Energy Equipment & Services	1.4
Media	1.3
Software	1.2
Real Estate Management & Development	1.2
Communications Equipment	1.0
Construction & Engineering	1.0
Household Durables	1.0
Construction Materials	1.0
Others (each less than 1.0%)	16.7

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
169	Dow Jones EURO STOXX 50	September, 2008	$8,908	$(1,091)
27	FTSE 100 Index	September, 2008	2,893	(224)
31	Topix Index	September, 2008	3,740	(262)

				$(1,577)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
RNC	—	Risparmio Non-Convertible Savings Shares
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $1,166,002,000 and 95.6%, respectively.

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$491,200
Aggregate gross unrealized depreciation		(71,866)

Net unrealized appreciation/depreciation		$419,334

Federal income tax cost of investments		$911,379

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

September 26, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

September 26, 2008